Share Capital and Share-Based Payments (Details 1)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	2,690,643
Stock Options Outstanding	3,318,072
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 2 months 26 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 6 months 14 days
June 4, 2031 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	June 4, 2031
Exercise Price | $ / shares	$ 9.47
Stock Options Outstanding	300,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 11 months 4 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 11 months 4 days
March 25, 2029 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 25, 2029
Stock Options Exercisable	535,000
Exercise Price | $ / shares	$ 0.78
Stock Options Outstanding	535,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 8 months 26 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 8 months 26 days
April 9, 2030 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	April 9, 2030
Stock Options Exercisable	1,494,000
Exercise Price | $ / shares	$ 2.11
Stock Options Outstanding	1,494,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 9 months 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 9 months 10 days
March 25, 2027 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 25, 2027
Stock Options Exercisable	27,500
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	27,500
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	8 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	8 months 23 days
May 27, 2030 [Member] | Stock Option [Member]
Statement [Line Items]
Expiry Date	May 27, 2030
Stock Options Exercisable	75,000
Stock Options Outstanding	75,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 10 months 28 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 10 months 28 days
Exercise price | $ / shares	$ 4.38
March 29, 2028 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 29, 2028
Stock Options Exercisable	450,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	450,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 9 months
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 9 months
March 16, 2031 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 16, 2031
Stock Options Exercisable	109,143
Stock Options Outstanding	436,572
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 8 months 15 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 8 months 15 days
Exercise price | $ / shares	$ 9.41